Nature of business and history	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and history

1. Nature of business and history

Genenta Science S.p.A. (the “Company” or “Genenta”) was founded in Milan, Italy by San Raffaele Hospital (“OSR”), Pierluigi Paracchi, Luigi Naldini, and Bernhard Gentner, and was incorporated in July 2014. The registered office (or headquarters) is located in Milan, Italy. The Company’s reporting currency is Euros (“EUR” or “€”). The Company formed a wholly owned, Delaware incorporated subsidiary, Genenta Science, Inc., intended for future operations in the U.S. (“U.S. Subsidiary”). The U.S. Subsidiary operates in U.S. Dollars (“USD” or “$”).

The Company stock has been publicly traded on The NASDAQ Capital Market since December 15, 2021.

Genenta is an early-stage company developing first-in-class cell and gene therapies to address unmet medical needs in cancerous solid tumors. The Company is initially developing its clinical leading product, Temferon™, to treat glioblastoma multiforme (“GBM”), a solid tumor affecting the brain. The Company intends to continue its clinical trials in Italy and eventually start a clinical trial in Europe and the U.S. to study Temferon™ in other cancers. In June 2023, the Company’s Board of Directors selected metastatic Renal Cell Cancer (“mRCC”) as the second solid tumor indication for Temferon. The Company is currently enrolling patients for a Phase 1 trial in mRCC. The Company has recently completed its Phase 1 trial in GBM and its Phase 2a trial in GBM is ongoing.

The Company is subject to risks and uncertainties common to early-stage clinical companies in the life-science and biotechnology industries, including but not limited to, risks associated with completing preclinical studies and clinical trials, receiving regulatory approvals for product candidates, development by competitors of new competing products, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. The clinical product candidates currently under development will require significant additional research and development efforts, including regulatory approval and clinical testing before commercialization. These efforts require additional capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales and profit from operations.

In June 2023, the Company’s stockholders reduced the number of directors from seven (7) to five (5).

Liquidity and risks

The Company has incurred losses since its inception, including a net loss of €8.9 million, €11.6 million, and €8.5 million for the years ended December 31, 2024, December 31, 2023, and December 31, 2022, respectively. In addition, as of December 31, 2024, the Company had an accumulated deficit of €56.1 million. The Company has primarily funded these losses through the proceeds from sales of convertible debt and equity. Although the Company has incurred recurring losses and expects to continue to incur losses for the foreseeable future, the Company expects that its existing cash and cash equivalents and marketable securities on hand as of December 31, 2024 of €12.7 million, will be sufficient to fund current planned operations and capital expenditure requirements for at least the next twelve months from the filing date of these consolidated financial statements. However, the future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurance that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all.

The Company has evaluated whether there are conditions and events considered in the aggregate that raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s business model, typical of biotechnology companies developing new therapeutic products that have not reached a balanced income and financial position, features negative cash flows. This is because, at this stage, costs must be borne in relation to services and personnel, directly connected to research and development activities, and return for these activities is not certain and, in any case, it is expected in future years. Based on the accounting policies adopted, requiring full recognition of research and development costs in the Statement of Operations and Comprehensive Loss in the year they are incurred, the Company has reported a loss since its inception and expects to continue to incur significant costs for research and development in the foreseeable future. There is no certainty that the Company will become profitable in the future.

The Company will require additional capital to meet its long-term operating requirements. It expects to raise additional capital through, among other things, the sale of equity or debt securities, which may include sales of ADSs pursuant to the Sales Agreement (as defined below). If adequate funds are not available in the future, the Company may be forced to delay, reorganize, or cancel research and development programs, or to enter into financing, licensing or collaboration agreements with unfavorable conditions or waive rights to certain products which otherwise it would not have waived, resulting in negative effects on the activity and on the economic, patrimonial and /or financial situation of the Company.

The Company’s ability to raise additional capital may be adversely impacted by the potential worsening of global economic and political conditions and volatility in the credit and financial markets in the U.S. and worldwide. This could be exacerbated by, among other factors, inflation, fluctuating interest rates, tariffs and geopolitical conflicts. The Company’s failure to raise capital as and when needed or on acceptable terms could have a negative impact on the Company’s financial condition and its ability to pursue its business strategy and the Company may have to delay, reduce the scope of, suspend or eliminate one or more of its research-stage programs, clinical trials, or future commercialization efforts.

Shelf Registration Statement and Sales Agreement

On May 12, 2023, the Company filed with the Securities and Exchange Commission (the “SEC”) a shelf registration statement on Form F-3 that was subsequently declared effective on May 24, 2023 (the “Shelf Registration Statement”). The Shelf Registration Statement permits the Company to sell from time-to-time ordinary shares, including ordinary shares represented by ADSs, or rights to subscribe for ordinary shares or ordinary shares represented by ADSs in one or more offerings in amounts, at prices, and on the terms that the Company will determine at the time of offering for aggregate gross sale proceeds of up to $100.0 million.

In July 2023, the Company issued 100 ADSs for gross proceeds of €531 (or $582), increasing the total number of shares outstanding to 18,216,958, pursuant to a Controlled Equity Offering Sales Agreement, dated May 12, 2023 (the “Sales Agreement”), between the Company and Cantor Fitzgerald & Co. (“Cantor”), as agent, subject to the terms and conditions described in the Sales Agreement and SEC rules and regulations (the “ATM Offering”).

In March 2024, the Company issued 72,908 ADSs for net proceeds of approximately €271,000 (or approximately $293,000), bringing the total number of ordinary shares outstanding to 18,289,866, pursuant to the Sales Agreement. On March 28, 2024, the Company and Cantor mutually agreed to terminate the Sales Agreement.

On April 26, 2024, the Company entered into an ATM Sales Agreement (the “Original Sales Agreement”) with Capital One Securities, Inc. and Virtu Americas LLC (the “Sales Agents”), pursuant to which the Company may offer and sell ADSs, for an aggregate offering price of up to $16,362,816 from time to time through or to the Sales Agents, acting as sales agents or principals, subject to the terms and conditions described in the Original Sales Agreement and SEC rules and regulations (the “Original ATM Offering”).

In May 2024, the Company’s shareholders approved an amendment of article 9 of the Company’s Bylaws, increasing voting rights to certain stockholders by introducing a mechanism whereby each ordinary share owned by either an entity or an individual for a continuous period of not less than twenty-four months entitles the holder to a double vote and therefore to an increase from one to two votes per share. In addition, a further vote is attributed at the end of each twelve-months, following the first vesting period of twenty-four months, in which the ordinary share belonged to the same entity or individual, up to a total maximum of 10 votes per ordinary share. The amendment applies to only ordinary shares, not ADSs.

On December 20, 2024, the Company entered into an amendment to the Original Sales Agreement (the “Sales Agreement Amendment” and the Original Sales Agreement, as amended by the Sales Agreement Amendment, the “Sales Agreement”) to replace Capital One Securities with Rodman & Renshaw LLC (“Rodman & Renshaw” and, together with Virtu, each a “Sales Agent” and, collectively, the “Sales Agents”) as a Sales Agent and party to the Original Sales Agreement. The Sales Agreement provides to: (i) increase the aggregate dollar amount of ADSs that the Company may sell pursuant to the Sales Agreement; and, (ii) replace Capital One Securities with Rodman & Renshaw as a Sales Agent under the Sales Agreement.

The Original Sales Agreement authorized the Company to offer and sell ADSs having an aggregate offering price of up to $16,362,816. As of December 20, 2024, the Company sold ADSs pursuant to the Sales Agreement for gross proceeds of €271,416 (or $303,001). The Sales Agreement Amendment increased the dollar amount of ADSs available to be sold from time-to-time under the Sales Agreement to $29,696,999, which consists of $16,059,815 remaining as originally authorized under the Original Sales Agreement and an additional $13,637,184, from December 20, 2024.

Sales of ADSs, under the Sales Agreement, may be made by any method that is deemed to be an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended (the “Securities Act”). The Sales Agents are not required to sell any specific number or dollar amount of ADSs but will act as our sales agents and use commercially reasonable efforts consistent with their normal trading and sales practices, on mutually agreed terms between the Sales Agents and the Company. There is no arrangement for funds to be received in any escrow, trust, or similar arrangement.

The Sales Agents will receive from the Company a commission of up to 3.0% of the gross proceeds of any ADSs sold through them under the Sales Agreement. In connection with the sale of ADSs on behalf of the Company, each of the Sales Agents will be deemed to be an “underwriter” within the meaning of the Securities Act and the compensation of the Sales Agents may be deemed to be underwriting commissions or discounts. The Company has also agreed to provide indemnification and contribution to the Sales Agents with respect to certain liabilities, including liabilities under the Securities Act.

Quantitative and qualitative disclosure about market risk

The Company is exposed to market risks in the ordinary course of its business. Market risk represents the risk of loss that may impact the Company’s financial position due to adverse changes in financial market prices and rates. The Company’s current investment policy is conservative due to the need to support operations. The Company maintains bank accounts with reputable banks and financial institutions and invests available cash in Italian and U.S. government bonds and treasury notes with short-term maturities and a minimum credit rating of “BBB”. A minority of the Company’s cash and cash equivalents and marketable securities are held in deposits that bear a small amount of interest. The Company’s market risk exposure is primarily a result of foreign currency exchange rates, which is discussed in detail in the following paragraph.

The Company is an early-stage cell and gene therapy company commercializing technology licensed from OSR. The Company intends to continue to conduct its operations so that neither it nor its subsidiary is required to register as an investment company under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder (the “40 Act”). To ensure that the Company does not become subject to regulation under the ‘40 Act, the Company may be limited in the type of assets that it may own or acquire. If the Company were to become inadvertently subject to the ‘40 Act, any violation of the ‘40 Act could subject the Company to material adverse consequences.

Foreign currency exchange risk

The Company’s results of operations and cash flow may be subject to fluctuations due to changes in foreign currency exchange rates. The Company’s liquid assets and expenses are denominated in EUR and USD. At December 31, 2024, the Company maintained €4.6 million in cash and cash equivalents and €8.1 million in marketable securities. Changes in the USD/EUR exchange rate could increase/decrease the Company’s operating expenses, especially as more costs are incurred in the U.S. or, as USD are exchanged for EUR to cover European operating costs. As the Company continues to grow its business, the Company’s results of operations and cash flows might be subject to significant fluctuations due to changes in foreign currency exchange rates, which could adversely impact the Company’s results of operations.

Currently, the Company has recorded an unrealized net gain from exchange rates of approximately €0.2 million. The Company does not currently hedge its foreign currency exchange risk. In the future, the Company may enter formal currency hedging transactions to decrease the risk of financial exposure from fluctuations in the exchange rates of its principal operating currencies. These measures, however, may not adequately protect the Company from the material adverse effects of such fluctuations.